Document And Entity Information	12 Months Ended
Mar. 31, 2022 shares
Document Information [Line Items]
Entity Registrant Name	Burcon NutraScience Corporation
Entity Central Index Key	0001158399
Document Type	20-F
Document Period End Date	Mar. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--03-31
Amendment Flag	false
Document Registration Statement	false
Entity Address, Address Line One	1946 West Broadway
Entity Address, State or Province	BC
Entity Address, City or Town	Vancouver
Entity Address, Postal Zip Code	V6J 1Z2
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity File Number	001-35289
Document Shell Company Report	false
Document Accounting Standard	International Financial Reporting Standards
Document Transition Report	false
Document Annual Report	true
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	Z4
Entity Common Stock, Shares Outstanding	108,728,742
Entity Emerging Growth Company	false
Entity Shell Company	false
Security Exchange Name	NASDAQ
Trading Symbol	BRCN
Title of 12(b) Security	Common Shares
ICFR Auditor Attestation Flag	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	271
Entity Address, Country	CA
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Jade Cheng
Entity Address, Address Line One	1946 West Broadway
Entity Address, State or Province	BC
Entity Address, City or Town	Vancouver
Entity Address, Postal Zip Code	V6J 1Z2
Local Phone Number	733-0896
City Area Code	604
Entity Address, Country	CA